                          MAINSTAY VP SERIES FUND, INC.

                 Supplement dated August 1, 2007 ("Supplement")
       to the Prospectus dated May 1, 2007, as supplemented July 9, 2007
                                 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Prospectus and the Statements of Additional Information (Initial Class and Service Class) free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

     1. The "GENERAL INFORMATION - CUSTODIAN" section on page A-72 of the Prospectus is revised to name State Street Bank and Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, as the Custodian for the Fund's assets. Delete all references to Investors Bank & Trust Company in the Prospectus.

     2. Effective August 1, 2007, the "PORTFOLIO MANAGERS" section on beginning on A-67 of the Prospectus is revised to amend the portfolio manager listing for the affected portfolios as follows:

     CAPITAL APPRECIATION PORTFOLIO - Edmund C. Spelman and Robert J. Centrella

     MID CAP GROWTH PORTFOLIO - Edmund C. Spelman and Robert J. Centrella

     SMALL CAP GROWTH PORTFOLIO - Edmund C. Spelman and Denise E. Higgins

     3. Effective August 1, 2007, the "PORTFOLIO MANAGER BIOGRAPHIES" section beginning on page A-68 of the Prospectus is amended to add the biographies of Robert J. Centrella and Denise E. Higgins.

     ROBERT J. CENTRELLA, CFA Mr. Centrella is a Managing Director at MacKay Shields and a portfolio manager for the Capital Appreciation and Mid Cap Growth Portfolios. He joined MacKay Shields in 1996 as a Portfolio Manager/Research Analyst in the Equity Division. Immediately prior to joining MacKay Shields, he was with Gibraltar Advisors where he was Vice President and Portfolio Manager. Prior to that, Mr. Centrella was with Foxhall Investment Management as a Portfolio Manager, and earlier in his career he was a Senior Financial Analyst at the Federal National Mortgage Association. Mr. Centrella has been in the investment management industry since 1985. He received a BS in Accounting from the University of Scranton and an MBA in Finance from George Mason University. He became a holder of the Chartered Financial Analyst designation in 1993.

     DENISE E. HIGGINS, CFA Ms. Higgins is a Director at MacKay Shields and a portfolio manager for the Small Cap Growth Portfolio. She joined MacKay Shields' Growth Equity team in 1999 after having spent 6 years at J.P. Morgan Investment Management, most recently as a Small Cap Portfolio Manager. Prior to that she was with Lord, Abbett & Company for 11 years. Ms. Higgins received an MBA in Finance from the Wharton School of Business at the University of Pennsylvania and a BA in Economics at The College of Mount Saint Vincent. Ms. Higgins became a holder of the Chartered Financial Analyst designation in 1985 and is a member of both the Association of Investment Management and Research and the New York Society of Security Analysts. She has been in the investment management and research industry since 1982.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                          MAINSTAY VP SERIES FUND, INC.

 Supplement dated August 1, 2007 to the Statement of Additional Information for
         Initial Class shares dated May 1, 2007 ("Initial Class SAI"),

     and Statement of Additional Information for Service Class shares dated
                       May 1, 2007 ("Service Class SAI")

     This Supplement updates certain information contained in the above-dated Statements of Additional Information ("SAIs") for MainStay VP Series Fund, Inc. ("Fund"). You may obtain copies of the Prospectus and the SAIs free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

1. At a Special Meeting of Shareholders of the Fund held on May 4, 2007, Directors were elected to serve the Fund effective June 7, 2007.

     The following information replaces certain portions of the "MANAGEMENT OF THE FUND" section on pages 57 through 63 of the Initial Class SAI and pages 54 through 60 of the Service Class SAI:

                              INTERESTED DIRECTOR*

                                                                                        NUMBER OF
                     TERM OF OFFICE,+                                                   PORTFOLIOS
                  POSITION(S) HELD WITH                                                  IN FUND
       NAME             THE FUND                          PRINCIPAL                      COMPLEX          OTHER
       AND             AND LENGTH                       OCCUPATION(S)                    OVERSEEN     DIRECTORSHIPS
  DATE OF BIRTH         OF SERVICE                 DURING PAST FIVE YEARS              BY DIRECTOR  HELD BY DIRECTOR
----------------  ---------------------  --------------------------------------------  -----------  -----------------
BRIAN A. MURDOCK  Indefinite; Director   Member of the Board of Managers and                  73    Trustee, Eclipse
3/14/56           and Chief Executive    President (since 2004), and Chief Executive                Funds since June
                  Officer since 2006;    Officer (since 2006), New York Life                        2007, (3 funds);
                  Chairman               Investment Management LLC and New York Life                Director, Eclipse
                  (2006 to 2007)         Investment Management Holdings LLC; Senior                 Funds Inc. since
                                         Vice President, New York Life Insurance                    June 2007 (23
                                         Company (since 2004); Chairman of the Board                funds); Trustee,
                                         and President, NYLIFE Distributors LLC and                 The MainStay
                                         NYLCAP Manager LLC (since 2004) and                        Funds since
                                         Institutional Capital LLC (since 2006);                    2006 (19 funds);
                                         Chief Executive Officer, Eclipse Funds and                 Director, ICAP
                                         Eclipse Funds Inc. (since 2006); Chairman                  Funds, Inc. since
                                         (2006 to 2007) and Trustee and Chief                       2006 (3 funds)
                                         Executive Officer (since 2006), The MainStay
                                         Funds; Director and Chief Executive Officer,
                                         ICAP Funds, Inc. (since  2006); Chief
                                         Investment Officer, MLIM Europe and Asia
                                         (2001 to 2003); President of Merrill Japan
                                         and Chairman of MLIM's Pacific Region (1999
                                         to 2001).

* Brian A. Murdock considered to be an "interested person" of the Fund within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Institutional Capital LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, ICAP Funds, Inc., NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column "Principal Occupation(s) During Past Five Years." All Directors not considered "interested persons" may be referred to as "Non-Interested Directors."

+ Each Director serves until (1) such time as less than a majority of the Directors holding office have been elected by shareholders, in which case the Directors then in office will call a shareholder meeting for the election of Directors, or (2) his or her resignation, death or removal. The Retirement Policy adopted by the Board provides that a Director shall tender his or her resignation upon reaching age 72. A Director reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Director shall serve on the Board past his or her 75th birthday.

                            NON-INTERESTED DIRECTORS*

                      TERM OF OFFICE,+                                  NUMBER OF FUNDS IN            OTHER
                    POSITION(S) WITH THE            PRINCIPAL              FUND COMPLEX           DIRECTORSHIPS
    NAME AND         FUND AND LENGTH OF        OCCUPATION(S) DURING         OVERSEEN BY              HELD BY
  DATE OF BIRTH           SERVICE                PAST FIVE YEARS             DIRECTOR               DIRECTOR
----------------  -----------------------  ---------------------------  ------------------  ------------------------
SUSAN B. KERLEY   Indefinite; Chairman     Partner, Strategic                   73          Chairman since 2005 and
8/12/51           and Director since June  Management Advisors LLC                          Trustee since 2000,
                  2007                     (since 1990).                                    Eclipse Funds (3 funds);
                                                                                            Chairman since 2005 and
                                                                                            Director since 1990,
                                                                                            Eclipse Funds Inc. (23
                                                                                            funds); Chairman and
                                                                                            Director, ICAP Funds,
                                                                                            Inc., since 2006 (3
                                                                                            funds); Chairman and
                                                                                            Trustee, The MainStay
                                                                                            Funds since June 2007
                                                                                            (19 funds); Trustee,
                                                                                            Legg Mason Partners
                                                                                            Funds, Inc., since 1991
                                                                                            (30 portfolios).

ALAN R. LATSHAW   Indefinite; Director     Retired; Partner, Ernst &            73          Trustee, Eclipse Funds
3/27/51           and Audit Committee      Young LLP (2002 to 2003);                        since June 2007 (3
                  Financial Expert since   Partner, Arthur Andersen                         funds); Director,
                  June 2007                LLP (1976 to 2002);                              Eclipse Funds Inc. since
                                           Consultant to the MainStay                       June 2007 (23 funds);
                                           Funds Audit and Compliance                       Director, ICAP Funds,
                                           Committee (2004 to 2006).                        Inc., since June 2007 (3
                                                                                            funds); Trustee and
                                                                                            Audit Committee
                                                                                            Financial Expert, The
                                                                                            MainStay Funds since
                                                                                            2006 (19 funds);
                                                                                            Trustee, State Farm
                                                                                            Associates Funds Trusts
                                                                                            since 2005 (3
                                                                                            portfolios); Trustee,
                                                                                            State Farm Mutual Fund
                                                                                            Trust since 2005 (15
                                                                                            portfolios); Trustee,
                                                                                            State Farm Variable
                                                                                            Product Trust since 2005
                                                                                            (9 portfolios); Trustee,
                                                                                            Utopia Funds since 2005
                                                                                            (4 portfolios).

PETER MEENAN      Indefinite; Director     Retired.                             73          Trustee, Eclipse Funds
12/5/41           since June 2007                                                           since 2002 (3 funds);
                                                                                            Director, Eclipse Funds
                                                                                            Inc. since 2002 (23
                                                                                            funds); Director, ICAP
                                                                                            Funds, Inc., since 2006
                                                                                            (3 funds); Trustee,  The
                                                                                            MainStay Funds  since
                                                                                            June 2007 (19 funds).

                      TERM OF OFFICE,+                                  NUMBER OF FUNDS IN            OTHER
                    POSITION(S) WITH THE            PRINCIPAL              FUND COMPLEX           DIRECTORSHIPS
    NAME AND         FUND AND LENGTH OF        OCCUPATION(S) DURING         OVERSEEN BY              HELD BY
  DATE OF BIRTH           SERVICE                PAST FIVE YEARS             DIRECTOR               DIRECTOR
----------------  -----------------------  ---------------------------  ------------------  ------------------------
RICHARD H.        Indefinite; Director     Managing Director, ICC               73          Trustee, Eclipse Funds
   NOLAN, JR.     since 2006               Capital Management;                              since June 2007 (3
11/16/46                                   President -                                      funds); Director,
                                           Shields/Alliance, Alliance                       Eclipse Funds Inc. since
                                           Capital Management (1994 to                      June 2007 (23 funds);
                                           2004).                                           Director, ICAP Funds,
                                                                                            Inc., since June 2007 (3
                                                                                            funds); Trustee, The
                                                                                            MainStay Funds since
                                                                                            2007 (19 funds).

RICHARD S.        Indefinite; Director     Chairman (since 1990) and            73          Trustee, Eclipse Funds
   TRUTANIC       since June 2007          Chief Executive Office                           since June 2007 (3
2/13/52                                    (1990 to 1999), Somerset                         funds); Director,
                                           Group (financial advisory                        Eclipse Funds Inc. since
                                           firm); Managing Director                         June 2007 (23 funds);
                                           and Advisor, The Carlyle                         Director, ICAP Funds,
                                           Group (private investment                        Inc., since June 2007 (3
                                           firm) (2002 to 2004);                            funds); Trustee, The
                                           Senior Managing Director                         MainStay Funds since
                                           and Partner, Groupe Arnault                      1994 (19 funds).
                                           S.A. (private investment
                                           firm) (1999 to 2002).

ROMAN L. WEIL     Indefinite; Director     V. Duane Rath Professor of           73          Trustee, Eclipse Funds
5/22/40           since 1994 and Audit     Accounting, Graduate School                      since June 2007 (3
                  Committee Financial      of Business, University of                       funds); Director,
                  Expert since 2003        Chicago; President, Roman                        Eclipse Funds Inc. since
                                           L. Weil Associates, Inc.                         June 2007 (23 funds);
                                           (consulting firm).                               Director, ICAP Funds,
                                                                                            Inc., since June 2007 (3
                                                                                            funds); Trustee, The
                                                                                            MainStay Funds since
                                                                                            June 2007 (19 funds).

JOHN A. WEISSER   Indefinite;+ Director    Retired.  Managing Director          73          Trustee, Eclipse Funds
10/22/41          since 1997               of Salomon Brothers, Inc.                        since June 2007 (3
                                           (1971 to 1995).                                  funds); Director,
                                                                                            Eclipse Funds Inc. since
                                                                                            2007 (23 funds);
                                                                                            Director, ICAP Funds,
                                                                                            Inc., since June 2007 (3
                                                                                            funds); Trustee, The
                                                                                            MainStay Funds since
                                                                                            2007 (19 funds);
                                                                                            Trustee, Direxion Funds
                                                                                            (57 funds) and Direxion
                                                                                            Insurance Trust (45
                                                                                            funds) since March 2007.

* Jill Feinberg, Daniel Herrick and Raymond Stickel, Jr. resigned from the Board effective June 7, 2007. Prior to their resignations, Ms. Feinberg and Mr. Herrick each served as a member of the Audit Committee and Valuation Committee, and Mr. Stickel served as a member of the Audit Committee, Nominating and Governance Committee and Valuation Committee.

+ Each Director serves until (1) such time as less than a majority of the Directors holding office have been elected by shareholders, in which case the Directors then in office will call a shareholder meeting for the election of Directors, or (2) his or her resignation, death or removal. The Retirement Policy adopted by the Board provides that a Director shall tender his or her resignation upon reaching age 72. A Director reaching the age of 72 may continue for additional one-year periods with the approval of the Board's

     Nominating and Governance Committee, except that no Director shall serve on the Board past his or her 75th birthday.

                       OFFICERS (WHO ARE NOT DIRECTORS)

                         TERM OF OFFICE,+
                     POSITION(S) HELD WITH THE
        NAME AND         FUND AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH           SERVICE                                DURING PAST FIVE YEARS
-------------------  -------------------------  ----------------------------------------------------------------
ROBERT A. ANSELMI    Chief Legal Officer
10/19/46             since 2004                 Senior Managing Director, General Counsel and Secretary, New
                                                York Life Investment Management LLC (including predecessor advisory organizations) (since 2000); Secretary (since 2001) and
                                                General Counsel (since 2005), New York Life Investment
                                                Management Holdings LLC; Senior Vice President, New York Life
                                                Insurance Company (since 2000); Vice President and Secretary,
                                                McMorgan & Company LLC (since 2002); Secretary, NYLIM Service
                                                Company LLC, NYLCAP Manager LLC, Madison Capital Funding LLC and
                                                Institutional Capital LLC (since 2006); Chief Legal Officer,
                                                Eclipse Funds, Eclipse Funds Inc. and  The MainStay Funds (since
                                                2004), McMorgan Funds (since 2005)  and ICAP Funds, Inc. (since
                                                2006); Managing Director and Senior Counsel, Lehman Brothers
                                                Inc. (1998 to 1999); General Counsel and Managing Director, JP
                                                Morgan Investment Management Inc. (1986 to 1998).

JACK BENINTENDE      Treasurer and Principal    Managing Director, New York Life Investment Management LLC
5/12/64              Financial and Accounting   (since June 2007); Treasurer and Principal Financial and
                     Officer since June 2007    Accounting Officer, Eclipse Funds, Eclipse Funds Inc., The
                                                MainStay Funds and ICAP Funds, Inc. (since June 2007); Vice
                                                President, Prudential Investments (2000 to 2007); Assistant
                                                Treasurer, JennisonDryden Family of Funds, Target Portfolio
                                                Trust, The Prudential Series Fund and American Skandia Trust
                                                (2006 to 2007); Treasurer and Principal Financial Officer, The
                                                Greater China Fund (2007).

STEPHEN P. FISHER    President since March
2/22/59              2007                       Senior Managing Director and Chief Marketing Officer, New York
                                                Life Investment Management LLC (since 2005); Managing Director -
                                                Retail Marketing, New York Life Investment Management LLC (2003
                                                to 2005); President, Eclipse Funds, Eclipse Funds Inc., The
                                                MainStay Funds and ICAP Funds, Inc. (since March 2007); Managing
                                                Director, UBS Global Asset Management (1999 to 2003).

SCOTT T. HARRINGTON  Vice President --          Director, New York Life Investment Management LLC (including
2/8/59               Administration since 2005  predecessor advisory organizations) (since 2000); Executive Vice
                                                President, New York Life Trust Company and New York Life Trust
                                                Company, FSB (since 2006); Vice President-- Administration,
                                                Eclipse Funds, Eclipse Funds Inc. and The MainStay Funds (since
                                                2005) and ICAP Funds, Inc. (since 2006).

ALISON H. MICUCCI    Senior Vice President      Senior Managing Director and Chief Compliance Officer (since
12/16/65             and Chief Compliance       2006) and Managing Director and Chief Compliance Officer (2003
                     Officer since 2006         to 2006), New York Life Investment Management LLC and New York
                                                Life Investment Management Holdings LLC; Senior Managing
                                                Director, Compliance (since 2006) and Managing Director,
                                                Compliance (2003 to 2006), NYLIFE Distributors LLC; Chief
                                                Compliance Officer, NYLCAP Manager LLC; Senior Vice President
                                                and Chief Compliance Officer, Eclipse Funds, Eclipse Funds Inc.,
                                                The MainStay Funds and ICAP Funds, Inc. (since 2006); Vice
                                                President - Compliance, Eclipse Funds, Eclipse Funds Inc. and
                                                The MainStay Funds. (2004 to 2006); Deputy Chief Compliance
                                                Officer, New York Life Investment Management LLC (2002 to 2003);
                                                Vice President and Compliance Officer, Goldman  Sachs Asset
                                                Management (1999  to 2002).

                         TERM OF OFFICE,+
                     POSITION(S)HELD WITH THE
        NAME AND        FUND AND LENGTH OF                           PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH           SERVICE                                DURING PAST FIVE YEARS
-------------------  -------------------------  ----------------------------------------------------------------
MARGUERITE E.H.      Indefinite; Secretary      Managing Director and Associate General Counsel, New York Life
   MORRISON          since 2004                 Investment Management LLC (since 2004); Managing Director and
3/26/56                                         Secretary, NYLIFE Distributors LLC; Secretary, Eclipse Funds,
                                                Eclipse Funds Inc. and The MainStay Funds (since 2004) and ICAP
                                                Funds, Inc. (since 2006); Chief Legal Officer - Mutual Funds and
                                                Vice President and Corporate Counsel, The Prudential Insurance
                                                Company of America (2000 to 2004).

* The officers listed above are considered to be "interested persons" of the Fund within the meaning of the 1940 Act because of their affiliation with the Fund, New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Institutional Capital LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, ICAP Funds Inc., NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column captioned "Principal Occupation(s) During Past Five Years."

+    Officers are elected annually by the Directors to serve a one-year term.

BOARD OF DIRECTORS

The Board oversees the Portfolios, the Manager and the subadvisors. Effective June 7, 2007, the committees of the Board include the Audit Committee, the Nominating and Governance Committee, the Valuation Committee and Valuation Subcommittee. The Board has also established a Contracts Committee and an Investment Committee.

AUDIT COMMITTEE. The purposes of the Audit Committee, which meets at least twice annually, are to oversee the Portfolios' processes for accounting, auditing, financial reporting, and related internal controls and compliance with applicable laws and regulations. The members of the Audit Committee include Alan
R. Latshaw (Chairman), Susan B. Kerley and Roman L. Weil. There were five (5) Audit Committee meetings held during the fiscal year ended December 31, 2006.

CONTRACTS COMMITTEE. The purposes of the Contracts Committee, which meets on an as needed basis, is to assist the Board in overseeing contracts to which the Fund is or is proposed to be a party and to ensure that the interests of the Portfolios and their shareholders are served by the terms of these contracts. The Committee will oversee the process of evaluating new contracts, reviewing existing contracts on a periodic basis and may, at its discretion or at the request of the Board, make recommendations to the Board with respect to any contracts affecting the Portfolios. The members of the Contracts Committee include Peter Meenan (Chairman), Richard H. Nolan, Jr., Richard S. Trutanic and John A. Weisser, Jr. The Contracts Committee was first organized in June 2007; therefore, there were no Contracts Committee meetings held during the fiscal year ended December 31, 2006.

INVESTMENT COMMITTEE. The purposes of the Investment Committee, which meets on a quarterly basis, are to assist the Board in overseeing the portfolio management, performance and brokerage practices relating to the Portfolios and to consider any proposals that the Manager may make from time to time concerning the Portfolios offered for investment. The members of the Investment Committee are Richard H. Nolan, Jr. (Chairman), Susan B. Kerley, Alan R. Latshaw, Peter Meenan, Richard S. Trutanic, Roman L. Weil and John A. Weisser, Jr. The Investment Committee was first organized in June 2007, therefore, there were no Investment Committee meetings held during the fiscal year ended December 31, 2006.

NOMINATING AND GOVERNANCE COMMITTEE. The purposes of the Nominating and Governance Committee, which meets on an as needed basis, are to: (1) make recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Portfolios and overseeing the management of the Portfolios; (2) make recommendations to the Board regarding
(a) its size, structure and composition; (b) qualifications for Board membership; and (c) compensation for Board Members; (3) identify and recommend qualified individuals for Board membership and for the chairmanship of the Board; (4) make recommendations to the Board with respect to the Board's committee structure, committee membership and chairmanship; and (5) oversee the self-assessment of the Board, its committees and its members. The members of the Nominating and Governance Committee are John A. Weisser, Jr. (Chairman), Susan
B. Kerley, Alan R. Latshaw, Peter Meenan, Richard H. Nolan, Jr., Richard S. Trutanic and Roman L. Weil. There were two (2) Nominating and Governance Committee meetings held during the fiscal year ended December 31, 2006.

THE VALUATION COMMITTEE. The purpose of the Valuation Committee is to oversee the implementation of the Portfolios' valuation procedures and to make fair value determinations on behalf of the Board as specified in such valuation procedures. The members of the Valuation Committee include: Jae Yoon (Chairman), Susan B. Kerley, Alan R. Latshaw, Peter Meenan, Richard H. Nolan, Jr., Richard
S. Trutanic, Roman L. Weil, John A. Weisser, Jr., Jack Benintende, Alison Micucci and Marguerite E. H. Morrison. The Committee meets as often as necessary to ensure that each action taken by the Valuation Subcommittee is reviewed within a calendar quarter of such action. There were four (4) Valuation Committee meetings held during the fiscal year ended December 31, 2006.

VALUATION SUBCOMMITTEE. The purpose of the Valuation Subcommittee, which meets on an as needed basis, is to establish prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the Portfolios' valuation procedures. Meetings may be held in person or by telephone conference call. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee include: Jack Benintende, William Cheng, Christopher Feind, Alison Micucci, Marguerite E. H. Morrison, Gary Wendlandt and Jae Yoon. There were fourteen (14) Valuation Subcommittee meetings held during the fiscal year ended December 31, 2006.

As of December 31, 2006, the dollar range of equity securities owned by each Director in the Portfolios (including beneficially) and in any registered investment company overseen by the Directors within the same family of investment companies as the Fund was as follows:

                               INTERESTED DIRECTOR

                                                    AGGREGATE DOLLAR RANGE
                                                 OF EQUITY SECURITIES IN ALL
                                         REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                 DOLLAR RANGE OF EQUITY                   DIRECTOR IN
DIRECTOR         SECURITIES IN THE FUND         FAMILY OF INVESTMENT COMPANIES
-------------    ----------------------  -------------------------------------------
Brian A. Murdock         $0                           Over $100,000

                            NON-INTERESTED DIRECTORS

                                                                             AGGREGATE DOLLAR RANGE
                                                                           OF EQUITY SECURITIES IN ALL
                                                                   REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                 DOLLAR RANGE OF EQUITY                            DIRECTOR IN
DIRECTOR                         SECURITIES IN THE FUND                  FAMILY OF INVESTMENT COMPANIES
---------------------  ------------------------------------------  -------------------------------------------
Jill Feinberg*                             $0                                           None

Daniel Herrick*                            $0                                           None

Susan B. Kerley                            $0                                      Over $100,000

Alan R. Latshaw                            $0                                    $10,001 - $50,000

Peter Meenan                               $0                                   $50,001 - $100,000

Richard H. Nolan, Jr.                      $0                                           $0

Raymond Stickel, Jr.*                      $0                                          $0

Richard S. Trutanic                        $0                                       $1 - $10,000

Roman L. Weil          $1 - $10,000 in VP S&P 500 Index Portfolio                   $1 - $10,000

John A. Weisser                            $0                                      Over $100,000

----------
* Ms. Feinberg, Mr. Herrick and Mr. Stickel resigned from the Board effective June 7, 2007.

     As of December 31, 2006, each Director who is not an "interested person" as that term is defined in the 1940 Act of the Fund, and his or her immediate family members, did not beneficially or of record own securities in (1) an investment adviser or principal underwriter of the Fund or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

COMPENSATION

     The following Compensation Table reflects the compensation received by certain Directors for the fiscal period ended December 31, 2006, from the Fund. Effective June 7, 2007, the Independent Directors receive from the Fund Complex (defined below) an annual retainer of $100,000, a fee of $15,000 for each Board meeting attended, and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. The Chairman of the Board is also paid an annual fee of $30,000 and the Chairmen of the Audit, Investment, Contracts, and Nominating and Governance Committees each receive an annual fee of $15,000. To compensate the Independent Directors for additional service to the Portfolios and other funds in the Fund Complex overseen by each Director in connection with the consolidation of the membership of the Boards of Trustees/Directors of the Fund, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, and ICAP Funds, Inc. (collectively, the "Fund Complex"), the Directors will receive a fee of $30,000 to be paid prior to the fiscal period ending December 31, 2007. The Portfolios will pay their pro rata share of the above-referenced fees based on the relative net assets of the Portfolios and other funds in the Fund Complex for which the Director serves as Director or Trustee as of the end of the fiscal year. Prior to June 7, 2007, the Directors were compensated under a different compensation structure. The Directors who are affiliated with NYLIM do not receive compensation from the Portfolios.

                                                                          TOTAL
                                         PENSION OR                   COMPENSATION
                                         RETIREMENT                       FROM
                                          BENEFITS       ESTIMATED      FUND AND
                           AGGREGATE     ACCRUED AS       ANNUAL      FUND COMPLEX
                          COMPENSATION     PART OF     BENEFITS UPON     PAID TO
DIRECTOR                 FROM THE FUND  FUND EXPENSES   RETIREMENT      DIRECTOR
-----------------------  -------------  -------------  -------------  ------------
Jill Feinberg(1)            $79,500          None           None        $ 79,500
Daniel Herrick(1)           $78,000          None           None        $ 78,000
Susan B. Kerley(2)          None             None           None        $101,000
Alan R. Latshaw(3)          None             None           None        $ 78,500
Peter Meenan(2)             None             None           None        $ 83,536
Richard H. Nolan, Jr.       $75,500          None           None        $ 75,500
Raymond Stickel, Jr.(1)     $75,500          None           None        $ 75,500
Richard S. Trutanic(3)      None             None           None        $ 87,500
Roman L. Weil               $91,500          None           None        $ 91,500
John A. Weisser             $91,500          None           None        $ 91,500

----------
(1) Ms. Feinberg, Mr. Herrick and Mr. Stickel resigned from the Board effective June 7, 2007.

(2) Ms. Kerley and Mr. Meenan were appointed as Directors effective June 7, 2007, and were not compensated by the Fund during the fiscal year ended December 31, 2006. Prior to June 7, 2007, they served as Trustees/Directors to Eclipse Funds, Eclipse Funds Inc., and ICAP Funds Inc., which are part of the Fund Complex.

(3) Mr. Latshaw and Mr. Trutanic were appointed as Directors effective June 7, 2007, and were not compensated by the Fund during the fiscal year ended December 31, 2006. Prior to June 7, 2007, they served as Trustees to The MainStay Funds, which is part of the Fund Complex.

     As of January 31, 2007, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of any class of common stock of each of the Portfolios of the Fund.

2. The "Portfolio Managers" section beginning on page 74 of the Initial Class SAI and page 76 of the Service Class SAI is revised to delete all references to Robert H. Lyon, and to include the following information regarding Thomas R. Wenzel, Robert J. Centrella and Denise E. Higgins. Information for the portfolio managers below is provided as of May 31, 2007.

                                                                                      NUMBER OF ACCOUNTS AND ASSETS
                                         NUMBER OF OTHER ACCOUNTS MANAGED             FOR WHICH THE ADVISORY FEE IS
                                            AND ASSETS BY ACCOUNT TYPE                     BASED ON PERFORMANCE
                     PORTFOLIOS    --------------------------------------------  ----------------------------------------
                     MANAGED BY       REGISTERED   OTHER POOLED                  REGISTERED  OTHER POOLED
    PORTFOLIO         PORTFOLIO       INVESTMENT    INVESTMENT     OTHER         INVESTMENT   INVESTMENT       OTHER
     MANAGER           MANAGER         COMPANY       VEHICLES    ACCOUNTS          COMPANY     VEHICLES       ACCOUNTS
-----------------  --------------  --------------  ------------  --------------  ----------  ------------  --------------
Robert J.          Capital         3 RICs,               0       21 Accounts,         0            0             0
Centrella          Appreciation
                   Portfolio, Mid  $1,656,705,700                $1,419,978,136
                   Cap Growth
                   Portfolio

Denise E. Higgins  Small Cap       2 RICs,               0       21 Accounts,         0            0             0
                   Growth
                   Portfolio       $543,786,942                  $1,419,978,136

Thomas R. Wenzel   ICAP Select     20 RICs,        4 Accounts    137 Accounts,        0            0       9 Accounts
                   Equity
                   Portfolio       $9,217,370,705  $976,472,344  $9,922,085,736                            $1,502,504,098

     As of May 31, 2007, the dollar range of fund securities beneficially owned by Mr. Centrella, Ms. Higgins, and Mr. Wenzel, respectively, in the Fund ($1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000,
$500,001-$1,000,000, or over $1,000,000) was as follows:

                                  DOLLAR RANGE
PORTFOLIO MANAGER     PORTFOLIO   OF OWNERSHIP
-------------------   ---------   ------------
Robert J. Centrella      None         None

Denise E. Higgins        None         None

Thomas R. Wenzel         None         None

Delete all references to Investors Bank & Trust Company and replace with State Street Bank and Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, as Custodian for the Fund's assets.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.